Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net income (loss)	$ (1,259,880)	$ 1,710,547	$ 2,473,401	$ 12,854,233
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Investment income earned on investments held in the Trust Account	(229,469)	(2,423,610)	(4,216,411)	(3,376,559)
Loss (Gain) on change in fair value of derivative liabilities	235,000	(470,000)	(1,410,000)	(11,640,000)
Interest income earned on investment account	(1,369)	0	(11,337)	0
Non-redemption agreement expense			180,000	0
Changes in operating assets and liabilities:
Prepaid expenses	7,402	60,909	225,766	78,869
Income tax receivable	18,348	0	(23,527)	0
Other assets			0	370,931
Other deferred expenses	725,174	108,919	327,976	12,815
CFO Compensation Payable			234,000	0
Accrued income taxes payable	29,174	596,775	(295,065)	(295,065)
Accounts payable and accrued expenses	225,580	94,811	(47,769)	445,388
Consulting fees payable – related party	46,800	93,600
Net Cash Used In Operating Activities	(208,887)	(228,049)	(2,562,966)	(1,549,388)
Cash Flows From Investing Activities:
Cash withdrawn from Trust Account to redeeming stockholders			222,484,624	0
Funds withdrawn from Trust Account for Taxes Payable and Dissolution			1,416,516	619,137
Taxes paid from trust		73,789
Net Cash Provided by Investing Activities	0	73,789	223,901,140	619,137
Cash Flows From Financing Activities:
Redemption of Class A common stock			(222,484,624)	0
Proceeds from loan payable - Sponsor	175,000	0	825,000	175,000
Proceeds from issuance of Class A ordinary shares			184,192	0
Repayment of promissory note			0	(3,661)
Proceeds from related party advances	55,805	29,788
Payments of offering costs			0	(8,082)
Net Cash Provided By (Used In) Financing Activities	230,805	(29,788)	(221,475,432)	162,257
Net change in cash	21,918	(124,472)	(137,258)	(766,994)
Cash at beginning of period	74,974	212,232	212,232	979,226
Cash at end of period	96,892	87,760	74,974	212,232
Supplemental Cash Flow Information:
Cash paid for income taxes			1,180,000	0
Supplemental Schedule of Non-cash Financing Activities:
Remeasurement of Class A common stock subject to possible redemption to redemption amount	$ 212,490	$ 2,240,671	3,799,175	1,785,597
Excise tax liability accrued for common stock redemptions			$ 2,224,846	$ 0